INTANGIBLE ASSETS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	$ 1,701
Balance	2,083	$ 1,701
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	1,701	0
Adelia Acquisition		1,606
Additions	415	97
Effect of foreign exchange	(33)	(2)
Balance	2,083	1,701
Cost | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	1,701	0
Adelia Acquisition		1,606
Additions	341	97
Effect of foreign exchange	(33)	(2)
Balance	2,009	1,701
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	0	0
Adelia Acquisition		0
Additions	74	0
Effect of foreign exchange	0	0
Balance	$ 74	$ 0